Additional Financial Information - Schedule of Other Assets and Other Liabilities (Details) - USD ($) $ in Thousands	Mar. 31, 2020	Sep. 30, 2019	Sep. 30, 2018
Other current assets:
Co-finance receivables	$ 3,052	$ 1,799
Prepaid expenses	1,648	7,812	$ 1,750
Tax credit receivable	17,416	4,816	27,422
Other	2,099	1,397	1,038
Total	24,215	15,824	30,210
Non-current other assets
Co-finance receivables			5,173
Tax credit receivable	10,370	9,890
Accounts receivable	15,450	7,614	2,182
Lease asset	9,772
Other	4,016	5,631	9,133
Total	39,608	23,135	16,488
Accounts payable and accrued expenses:
Print and advertising payable	43,532	41,469	112,662
Lease liability	1,830
Accounts payable	33,250	52,389	48,002
Returns reserve	8,096	8,096
Non-consenting shareholders	15,372
Accrued payroll and related	4,855	6,592	12,124
Accrued interest	2,594	3,813	3,637
Accrued other	392	1,661	1,899
Total	$ 109,921	$ 114,020	$ 178,324